Document and Entity Information	Sep. 10, 2026
Cover [Abstract]
Entity Registrant Name	COPART INC
Amendment Flag	false
Entity Central Index Key	0000900075
Document Type	8-K
Document Period End Date	Sep. 10, 2026
Entity Incorporation State Country Code	DE
Entity File Number	000-23255
Entity Tax Identification Number	94-2867490
Entity Address, Address Line One	14185 Dallas Parkway
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75254
City Area Code	(972)
Local Phone Number	391-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	true
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	CPRT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false